Accounting Policies - IFRS 16 Impact (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Depreciation and amortisation	$ (114)
Lease principal payments	(136)
Lease interest paid	(24)
- carrying value	961
Leases expiring in 12 months or fewer	(260)	$ (130)
- non-current	$ (939)